Statutory Reserves and Restricted Net Assets - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Required minimum percentage of annual appropriations	10.00%
General reserve as a percentage of registered capital up to which after-tax profit shall be transferred	50.00%
Appropriations to statutory reserves	$ 0	$ 0	$ 0
Capital reserves not available for distribution	93,537,000	12,047,000	455,000
Statutory reserves not available for distribution	$ 93,537,000	$ 12,047,000	$ 455,000